SCHEDULE OF REVENUE EARNING DEVICES (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Revenue Earning Devices
Revenue earning devices	$ 6,831,352	$ 3,432,846
Less: Accumulated depreciation	(2,292,172)	(952,844)
Total	$ 4,539,180	$ 2,480,002